Equity Method Investment	12 Months Ended
Dec. 31, 2012
Equity Method Investment

7. Equity Method Investment

The Company’s equity method investment balance is comprised of the following at December 31:

	2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—
Online Game Revolution Fund No. 1		838		647
Gravity EU SAS		254		—
Ingamba LLC		352		—

Total equity method investments	￦	1,444	￦	647

The Company’s equity income (loss) on investments is comprised of the following for the years ended December 31:

	2010		2011		2012
	(In millions of Korean Won)
Animation Production Committee	￦	—	￦	—	￦	—
Online Game Revolution Fund No. 1		(358)		(38)		(51)
Gravity EU SAS		—		(70)		(257)
Ingamba LLC		13		(134)		(25)

Total equity income(loss) on investments	￦	(345)	￦	(242)	￦	(333)

Animation Production Committee

In April 2004, the Company’s subsidiary, Gravity Entertainment Corp., invested ¥123 million (￦1,358 million) for a 30% interest in “Animation Production Committee,” a joint venture, which was incorporated in Japan to produce an animation of Ragnarok Online. The investment was accounted for under the equity method of accounting. In 2006, the Company discontinued applying the equity method as the investment was reduced to zero. The Company does not have a contractual obligation to fund the further losses of joint venture.

Online Game Revolution Fund No. 1

In 2005, the Company entered into a limited liability partnership agreement to invest the committed amount of ¥1,000 million (￦8,713 million) in Online Game Revolution Fund No. 1, a limited liability partnership (the “Partnership”). In 2005, 2006, 2008 and 2009, the Company invested ¥100 million (￦869 million), ¥150 million (￦1,245 million), ¥642 million (￦6,054 million) and ¥18 million (￦229 million), respectively. As of December 31, 2012, the Company, SoftBank Corp. and GungHo Online Entertainment, Inc. (“GungHo”) have interests of 16.39%, 49.18% and 8.20%, respectively, in Online Game Revolution Fund No. 1. The Company has 16.39% interest in the Partnership as a limited partner, and cannot significantly influence the Partnership’s operation and financial policies per the limited liability partnership agreement. However, the Company accounts for the investment under the equity method of accounting in accordance with ASC 323, Investment- Equity Method and Joint Ventures, which requires the use of the equity method unless the investors’ interest is so minor that the limited partner may have virtually no influence over the Partnership’s operating and financial policies. The Company recorded the losses of the Partnership as equity amounting to ￦358 million, ￦38 million and ￦51 million in 2010, 2011 and 2012, respectively.

This Partnership is operated in Japan and the objective of the Partnership is to invest in business relating to online games for the benefit of all the partners. The Partnership had invested in eight games since its operations began.

On December 31, 2010, the term of the Partnership expired and it is under liquidation. The liquidation process was not consummated due to the delay in selling certain games in which the Partnership had invested. The Company is expecting that the Partnership will be able to distribute the remaining disposable assets including cash of ￦4,914 million and receivables from selling the games upon dissolution. The Partnership did not have any debt outstanding at December 31, 2012. Therefore, the Company has estimated that the Company’s share of such liquidation proceeds will be at least equal to the Company’s carrying value of its investment in the Partnership at December 31, 2012.

Ingamba LLC

In June 2010, the Company invested Russian Ruble 13 million (￦502 million), which represents 25% of Ingamba LLC’s total capital, in order to distribute the Company’s games in Russia. The investment in Ingamba LLC was accounted for as an equity method investment. The Company recorded gain on investments as equity amounting to ￦13 million in 2010 and loss on investments as equity amounting to ￦134 million and ￦25 million in 2011 and 2012, respectively. Ingamba LLC was disposed for $800 thousand (￦851 million) in May 2012 and the related gain on disposal of equity investments of ￦528 million was recognized.

Gravity EU SAS

In 2011, Gravity EU SASU issued new shares to new investors and the Company and then transformed into a joint venture named Gravity EU SAS. Due to a dilution of the Company’s interest in Gravity EU SASU, the Company’s ownership of the investee decreased from 100% to 25%. Gravity EU SAS was excluded from the consolidation as of December 31, 2011 since the Company no longer had control over it. Upon deconsolidation, the Company recorded its retained interest in Gravity EU SAS at fair value at the date of deconsolidation. As a result, a gain on loss of control in a subsidiary of ￦548 million was recognized in the consolidated statements of comprehensive income (loss) in 2011. And the entire accumulated other comprehensive income balance that relates to Gravity EU SASU was recognized as a part of the gain. Gravity EU SAS was accounted for by using an equity method since August 2011 and recognized equity loss on investments amounting to ￦70 million and ￦257 million in 2011 and 2012, respectively. In 2012, the Company discontinued applying the equity method as the investment was reduced to zero. The Company does not have a contractual obligation to fund further losses of Gravity EU SAS.